Pro Forma Condensed Consolidated Statements of Operations Statement (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Scenario, Previously Reported [Member]
REVENUES
Gas sales	$ 609.2	$ 779.0	$ 667.4	$ 1,239.1
Oil sales	1,041.0	916.6	532.6	324.2
NGL Sales	179.3	294.1	322.1	309.8
Other revenue	5.1	189.0	181.6	200.8
Purchased gas, oil and NGL sales	780.1	757.1	646.1	1,085.3
Total Revenues	2,614.7	2,935.8	2,349.8	3,159.2
OPERATING EXPENSES
Purchased gas, oil and NGL expense	775.5	765.9	655.6	1,077.1
Lease operating expense	177.0	177.8	172.3	145.2
Gas, oil and NGL transportation and other handling costs	198.5	141.4	148.9	102.2
Gathering and other expense	4.8	90.6	88.0	107.3
General and administrative	147.0	191.1	266.6	123.2
Production and property taxes	160.8	166.5	103.4	105.4
Depreciation, depletion and amortization	712.5	1,016.0	905.3	765.6
Exploration expenses	4.7	11.9	11.2	10.5
Impairment	3.6	93.0	133.0	218.2
Total Operating Expenses	2,184.4	2,654.2	2,484.3	2,654.7
Net gain (loss) on property sales	(210.3)	103.0	1.2	1.4
OPERATING INCOME	220.0	384.6	(133.3)	505.9
Realized and unrealized gains (losses) on derivative contracts	(13.2)	58.9	441.9
Interest and other income	7.8	5.2	6.6	4.1
Income from unconsolidated affiliates	0.2	5.8	6.8	5.5
Loss from early extinguishment of debt			(0.6)	(0.7)
Interest expense	(128.4)	(163.3)	(122.9)	(90.0)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	86.4	291.2	198.5	424.8
Income tax provision	(26.1)	(119.8)	(66.5)	(154.4)
NET INCOME	60.3	171.4	132.0	270.4
Net income attributable to noncontrolling interest	0	(12.0)	(3.7)	(3.2)
NET INCOME ATTRIBUTABLE TO QEP	60.3	159.4	128.3	267.2
Weighted average common shares outstanding
Weighted Average Number of Shares Outstanding, Basic	180.0	179.2	177.8	176.5
Weighted Average Number of Shares Outstanding, Diluted	180.4	179.5	178.7	178.4
Dividends per common share (in dollars per share)	$ 0.06	$ 0.08	$ 0.08	$ 0.08
Scenario, Adjustment [Member]
REVENUES
Gas sales	0	0	0	0
Oil sales	0	0	0	0
NGL Sales	0	(101.9)	(137.9)	(180.1)
Other revenue	0	(166.6)	(154.1)	(177.9)
Purchased gas, oil and NGL sales	0	17.8	13.9	33.8
Total Revenues	0	(250.7)	(278.1)	(324.2)
OPERATING EXPENSES
Purchased gas, oil and NGL expense	0	17.6	15.1	33.8
Lease operating expense	0	3.5	3.4	3.0
Gas, oil and NGL transportation and other handling costs	0	80.6	49.2	55.6
Gathering and other expense	0	(82.2)	(79.8)	(98.7)
General and administrative	0	(30.7)	(18.2)	(25.6)
Production and property taxes	0	(5.2)	(4.9)	(4.9)
Depreciation, depletion and amortization	0	(52.2)	(55.1)	(48.7)
Exploration expenses	0	0	0	0
Impairment	0	0	0	0
Total Operating Expenses	0	(68.6)	(90.3)	(85.5)
Net gain (loss) on property sales	0	0.5	0	0
OPERATING INCOME	0	(181.6)	(187.8)	(238.7)
Realized and unrealized gains (losses) on derivative contracts	2.1	(1.4)	(8.4)
Realized and unrealized gains (losses) on derivative contracts proforma adjustments			7.4
Interest and other income	0	10.1	8.4	5.1
Income from unconsolidated affiliates	0	(5.8)	(6.8)	(5.5)
Loss from early extinguishment of debt			0	0
Interest expense		(1.7)	(3.4)	(2.1)
Interest expense proforma adjustments	19.1	19.7	9.2	11.0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	21.2	(160.7)	(181.4)	(230.2)
Income tax provision	(8.1)	52.7	62.4	84.7
NET INCOME	13.1	(108.0)	(119.0)	(145.5)
Net income attributable to noncontrolling interest	0	12.0	3.7	3.2
NET INCOME ATTRIBUTABLE TO QEP	13.1	(96.0)	(115.3)	(142.3)
Pro Forma [Member]
REVENUES
Gas sales	609.2	779.0	667.4	1,239.1
Oil sales	1,041.0	916.6	532.6	324.2
NGL Sales	179.3	192.2	184.2	129.7
Other revenue	5.1	22.4	27.5	22.9
Purchased gas, oil and NGL sales	780.1	774.9	660.0	1,119.1
Total Revenues	2,614.7	2,685.1	2,071.7	2,835.0
OPERATING EXPENSES
Purchased gas, oil and NGL expense	775.5	783.5	670.7	1,110.9
Lease operating expense	177.0	181.3	175.7	148.2
Gas, oil and NGL transportation and other handling costs	198.5	222.0	198.1	157.8
Gathering and other expense	4.8	8.4	8.2	8.6
General and administrative	147.0	160.4	248.4	97.6
Production and property taxes	160.8	161.3	98.5	100.5
Depreciation, depletion and amortization	712.5	963.8	850.2	716.9
Exploration expenses	4.7	11.9	11.2	10.5
Impairment	3.6	93.0	133.0	218.2
Total Operating Expenses	2,184.4	2,585.6	2,394.0	2,569.2
Net gain (loss) on property sales	(210.3)	103.5	1.2	1.4
OPERATING INCOME	220.0	203.0	(321.1)	267.2
Realized and unrealized gains (losses) on derivative contracts	(11.1)	57.5	440.9
Interest and other income	7.8	15.3	15.0	9.2
Income from unconsolidated affiliates	0.2	0	0	0
Loss from early extinguishment of debt			(0.6)	(0.7)
Interest expense	(109.3)	(145.3)	(117.1)	(81.1)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	107.6	130.5	17.1	194.6
Income tax provision	(34.2)	(67.1)	(4.1)	(69.7)
NET INCOME	73.4	63.4	13.0	124.9
Net income attributable to noncontrolling interest	0	0	0	0
NET INCOME ATTRIBUTABLE TO QEP	$ 73.4	$ 63.4	$ 13.0	$ 124.9
Weighted average common shares outstanding
Weighted Average Number of Shares Outstanding, Basic	180.0	179.2	177.8	176.5
Weighted Average Number of Shares Outstanding, Diluted	180.4	179.5	178.7	178.4
Dividends per common share (in dollars per share)	$ 0.06	$ 0.08	$ 0.08	$ 0.08
Continuing Operations [Member] | Scenario, Previously Reported [Member]
Earnings Per Common Share Attributable to QEP
Earnings Per Share, Basic	$ 0.34	$ 0.89	$ 0.72	$ 1.51
Earnings Per Share, Diluted	$ 0.34	$ 0.89	$ 0.72	$ 1.50
Continuing Operations [Member] | Pro Forma [Member]
Earnings Per Common Share Attributable to QEP
Earnings Per Share, Basic	$ 0.41	$ 0.35	$ 0.07	$ 0.71
Earnings Per Share, Diluted	$ 0.41	$ 0.35	$ 0.07	$ 0.70